Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands																								1 Months Ended	12 Months Ended
	Dec. 16, 2022 USD ($)	Dec. 14, 2022 USD ($)	Dec. 06, 2022 USD ($)	Dec. 04, 2022 USD ($)	Aug. 19, 2022 USD ($)	Aug. 11, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 07, 2022 USD ($)	Jun. 08, 2022 USD ($)	Mar. 04, 2022 USD ($)	Feb. 17, 2022 USD ($)	Feb. 14, 2022 USD ($)	Jan. 31, 2022 USD ($)	Oct. 14, 2021 USD ($)	Oct. 08, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 15, 2021 USD ($)	Jul. 06, 2021 USD ($)	May 04, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 11, 2020 USD ($)	Jan. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2022 CLP ($) director item	Dec. 31, 2022 CLF director item	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Allowance for doubtful accounts between related entities																													$ 0
Number of members in Board of Directors | director																									7	7
Term of service for each director																									3 years	3 years
Amounts payable to related parties																									$ 946,498,574		$ 1,004,597,958
Other transactions between the company and its Directors and Group Management																													0
Compensation for directors																									2,646,783		2,360,041	$ 2,552,181
December 21, 2018, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term																							6 months
Outstanding debt																											337,876,000			$ 400,000,000
Committed amount																							$ 400,000,000
Days prior to the prepayment date																							10 days
Percentage of fee on margin																							35.00%
June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Renewal of draft period before obligation expires																								5 days
Margin rate of interest																								0.25%
Committed amount																								$ 50,000,000
January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term																						6 months
Accrued interest																									2,262,323		12,201
Outstanding debt																									171,172,000		168,938,000		200,000,000
Committed amount																						$ 200,000,000
Days prior to the prepayment date																						10 days
March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest																									3,546,113		3,468,860
Outstanding debt																									342,344,000		337,876,000		400,000,000
March 11, 2020, Enel Finance International NV Loan [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount																					$ 400,000,000
Sustainable Development Goals Linked Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																				2.50%
Accrued interest																									1,640,398		1,601,391
Outstanding debt																									256,758,000		253,407,000		300,000,000	300,000,000
Committed amount																				$ 300,000,000
Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term loans					$ 100,000,000	$ 150,000,000		$ 50,000,000		$ 100,000,000	$ 200,000,000	$ 100,000,000					$ 90,000,000	$ 100,000,000	$ 100,000,000
Accrued interest																									1,855,378		345,148
Outstanding debt																									248,199,400		244,960,100		290,000,000	290,000,000
Committed amount																				$ 290,000,000
Days prior to the prepayment date																				5 days
Percentage of fee on margin																				0.35%
September 30, 2021 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term loans			$ 100,000,000	$ 100,000,000										$ 100,000,000	$ 100,000,000
Margin rate of interest																1.15%
Committed amount																$ 200,000,000
Days prior to the prepayment date																5 days
Percentage of fee on margin																0.30%
Repayment of credit line			100.00%
January 31, 2022 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest													35.00%
Committed amount													$ 300,000,000
June 8, 2022 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Short-term loans	$ 50,000,000	$ 100,000,000
Margin rate of interest									35.00%
Committed amount									$ 150,000,000
Repayment of credit line	100.00%
July 31, 2022 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount							$ 250,000,000
Percentage of fee on margin							25.00%
Libor 6M | December 21, 2018, Enel Finance International NV Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																							1.00%
LIBOR Variable Rate [Member] | June 2019, Enel Finance International N.V. Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																								0.90%
LIBOR Variable Rate [Member] | Sustainable Development Goals Linked Revolving Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest																				1.00%
SOFR | January 31, 2022 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest													0.75%
SOFR | June 8, 2022 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest									0.86%
Fixed interest rate [member] | January 3, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																						2.60%
Fixed interest rate [member] | March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																					3.30%
Fixed interest rate [member] | July 31, 2022 Enel Finance International Nv Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest							0.77%
Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings																															2.82%
Outstanding debt																									551,491,708		544,294,079		$ 644,000,000	$ 644,000,000	$ 644,000,000
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties																									0
Amounts payable to related parties																									0
Compensation for directors																									$ 626,046		532,472	519,795
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																										CLF 216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																										CLF 79.2
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions																									the compensation of the Chairman of the Board will be twice that of a Director	the compensation of the Chairman of the Board will be twice that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions																									Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Compensation for directors																									$ 125,064		$ 104,612	$ 103,959
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																										CLF 72
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF																										CLF 26.4
Maximum number of sessions for per diem | item																									16	16
Enel Finance International NV [Member] | Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term																					6 months
Days prior to the prepayment date																					10 days